DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS AND LIQUIDITY (Details Narrative)								1 Months Ended	9 Months Ended	12 Months Ended
	May 22, 2024 USD ($) $ / shares shares	Aug. 18, 2023 USD ($)	Jul. 13, 2023 shares	May 18, 2023 USD ($) $ / shares shares	Apr. 13, 2023 USD ($) shares	Feb. 23, 2022 USD ($) $ / shares shares	Feb. 09, 2021 Integer	Jun. 30, 2024 USD ($)	Sep. 30, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($)	May 31, 2024 USD ($)	Aug. 14, 2023 $ / shares	Jun. 28, 2023 USD ($)	Apr. 19, 2023 $ / shares	Feb. 22, 2022 $ / shares
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of business combination | Integer							1
Purchase price, per unit | $ / shares									$ 11.43	$ 11.03
Gross proceeds											$ 282,500,000
Price of warrant | $ / shares									$ 12.21
Proceeds from sale of private units											14,645,000
Deferred Underwriting fee payable											10,812,500			$ 10,812,500
Deferred underwriting discount														$ 10,812,500
Cash deposited to Trust Account											294,687,500
Threshold minimum aggregate fair market value as a percentage of net assets held in trust account									80.00%	80.00%
Percentage of outstanding voting securities of target									50.00%	50.00%
Threshold percentage of public shares subject to redemption without company's prior written consent									15.00%	15.00%
Percentage obligation to redeem public shares									100.00%	100.00%
Aggregate true-up payment amount		$ 632,968
Fees payable to CCM in cash					$ 300,000
Maximum net interest to pay dissolution expenses									$ 100,000	$ 100,000
Cash											497,259
Working capital deficit									6,511,072	(322,105)
Trust account									6,601,357	19,901,169	299,004,083
Investments held in the trust account									481,511	5,813,213	$ 4,316,583
Minimum net tangible assets upon consummation of business combination										5,000,001
Working capital deficit									(6,511,072)	322,105
Equiniti Trust Company LLC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Share redemption price | $ / shares				$ 10.55									$ 10.57
Equiniti Trust Company LLC [Member] | Revision of Prior Period, Adjustment [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Purchase price, per unit | $ / shares															$ 0.02
Share redemption price | $ / shares				$ 0.02									$ 0.02
Common Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued | shares	1,226,085			26,946,271
Purchase price, per unit | $ / shares	$ 11.24			$ 10.55
Aggregate purchase price	$ 13,800,000			$ 284,000,000
IPO [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Purchase price, per unit | $ / shares																$ 10.25
Sale of Units, net of underwriting discounts (in shares) | shares						28,750,000
Offering costs									16,418,580	16,418,580
Underwriting fees									5,000,000	5,000,000
Deferred Underwriting fee payable									10,812,500	10,812,500
Other costs									$ 606,080	$ 606,080
Cash deposited to Trust Account						$ 294,687,500
Share redemption price | $ / shares									$ 11.03	$ 11.03
IPO [Member] | Private Placement Warrants [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Sale of Private Placement Warrants (in shares) | shares						9,138,333
Price of warrant | $ / shares						$ 1.50
Proceeds from sale of private units						$ 13,707,500
Over-Allotment Option [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Gross proceeds						$ 37,500,000
Sale of Units, net of underwriting discounts (in shares) | shares						3,750,000			3,750,000	3,750,000
Private Placement [Member] | Private Placement Warrants [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Sale of Private Placement Warrants (in shares) | shares						9,763,333
Price of warrant | $ / shares						$ 1.50
Proceeds from sale of private units						$ 14,645,000
Private Placement [Member] | Private Placement Warrants [Member] | Sponsor [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Sale of Private Placement Warrants (in shares) | shares						625,000
Proceeds from sale of private units						$ 937,500
Common Class A [Member] | Investment Advisory, Management and Administrative Service [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Advisory fees payable in shares number of shares | shares			80,000		50,000
Common Class A [Member] | IPO [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued | shares						25,000,000
Purchase price, per unit | $ / shares						$ 10.00
Gross proceeds						$ 250,000,000
Common Class B [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ordinary shares cancelled | shares				7,187,500
Convertible Ordinary shares | shares				7,187,500
Merger Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt instrument description								Additionally, the Amendment Agreement added three new covenants, which required Visiox to (i) use its best commercial efforts to complete all labeling and compliance requirements necessary to distribute its current product inventory to the extent reasonably acceptable to Visiox no later than June 30, 2024, (ii) raise capital in an amount no less than $500,000 on terms reasonably acceptable to the Company on or before June 30, 2024, and (iii) from May 30, 2024 until immediately following the closing, not make any expenditures in excess of $1,000 without the express approval of the Company, with the exception of ordinary payroll processing.
Merger Agreement [Member] | Minimum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Indebtedness amount												$ 1,000,000
Tangible assets								$ 5,000,001	$ 5,000,001
indebtedness cap												$ 5,000,000
Merger Agreement [Member] | Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Indebtedness amount								2,000,000
indebtedness cap								$ 1,000,000.00
Visiox Amendment Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt instrument description								Additionally, the Visiox Amendment Agreement added three new covenants, which required Visiox to (i) use its best commercial efforts to complete all labeling and compliance requirements necessary to distribute its current product inventory to the extent reasonably acceptable to Visiox no later than June 30, 2024, (ii) raise capital in an amount no less than $500,000 on terms reasonably acceptable to the Company on or before June 30, 2024, and (iii) from May 30, 2024 until immediately following the closing, not make any expenditures in excess of $1,000 without the express approval of the Company, with the exception of ordinary payroll processing.
Non Redeemed Agreement [Member] | Common Class A [Member] | Common Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of non-redeemable transferable shares | shares	450,000
Sponsor [Member] | Common Class A [Member] | Common Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of non-redeemable transferable shares | shares	75,000